Derivative Instruments and Hedging Activities - Effects of Fair Value, Cash Flow and Net Investment Hedge Accounting on Consolidated Statements of Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	$ 55.6	$ 84.6	$ 93.4
Gain on net investment hedging relationships	(271.8)	160.3	(54.3)
Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	55.6	84.6	93.4
Cost of Products Sold [Member]
Derivative Instruments Gain Loss [Line Items]
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	2,493.7	2,191.2	2,083.8
Interest Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	(292.8)	(218.0)	(201.2)
Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments Gain Loss [Line Items]
Loss on fair value hedging relationships	(31.7)	(41.1)	(38.9)
Foreign Exchange Forward [Member] | Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	56.3	85.3	94.1
Forward Starting Interest Rate Swaps [Member] | Cash Flow Hedges [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) on cash flow hedging relationships	(0.7)	(0.7)	(0.7)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain on net investment hedging relationships	(22.5)	79.5	(16.9)
Cross Currency Interest Rate Contract [Member] | Interest Expense [Member] | Net Investment Hedging [Member]
Derivative Instruments Gain Loss [Line Items]
Gain on net investment hedging relationships	$ 23.7	$ 30.9	$ 33.7